As filed with the United States Securities and Exchange Commission on May 10, 2017

1933 Act Registration No. 002-27334

1940 Act Registration No. 811-01540

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 129	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 129	☒

AIM FUNDS GROUP (INVESCO FUNDS GROUP)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046 -1173	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 10th day of May, 2017.

Registrant:		AIM FUNDS GROUP
(INVESCO FUNDS GROUP)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	May 10, 2017
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	May 10, 2017
(David C. Arch)

/s/ James T. Bunch*	Trustee	May 10, 2017
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	May 10, 2017
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	May 10, 2017
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	May 10, 2017
(Martin L. Flanagan)

/s/ Cynthia Hostetler**	Trustee	May 10, 2017
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	May 10, 2017
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	May 10, 2017
(Prema Mathai-Davis)

/s/ Teresa M. Ressel**	Trustee	May 10, 2017
(Teresa M. Ressel)

/s/ Larry Soll*	Trustee	May 10, 2017
(Larry Soll)

/s/ Ann Barnett Stern**	Trustee	May 10, 2017
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	May 10, 2017
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	May 10, 2017
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	May 10, 2017
(Robert C. Troccoli)

/s/ Christopher L. Wilson**	Trustee	May 10, 2017
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	May 10, 2017
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in the Registrant’s post-Effective Amendment No. 126 on March 31, 2017.
**	Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in the Registrant’s post-Effective Amendment No. 126 on March 31, 2017.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def